Schedule of Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($)	3 Months Ended						9 Months Ended		10 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Non-redeemable Class A private placement and Class B common shares, basic and diluted	18,715,912			18,715,912			18,715,912	18,715,912
Basic and diluted net income per non-redeemable Class A and Class B common stock	$ 0.06			$ 0.05			$ 0.10	$ 0.14
Numerator: net income allocable to non-redeemable Class A and Class B common stock	$ 1,056,235	$ 336,344	$ 501,600	$ 946,063	$ 717,171	$ 905,303	$ 1,894,179	$ 2,568,537
Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Non-redeemable Class A private placement and Class B common shares, basic and diluted									3,193,963
Basic and diluted net income per non-redeemable Class A and Class B common stock									$ 0.12
Numerator: net income allocable to non-redeemable Class A and Class B common stock									$ 1,245,158
Northern Lights Acquisition Corp [Member] | Redeemable Class A Common Shares [Member]
Restructuring Cost and Reserve [Line Items]
Numerator: earnings allocable to redeemable Class A common stock subject to possible redemption									$ 852,903
Non-redeemable Class A private placement and Class B common shares, basic and diluted									6,944,805
Basic and diluted net income per non-redeemable Class A and Class B common stock									$ 0.12
Northern Lights Acquisition Corp [Member] | Non Redeemable Class Aand B Common Shares [Member] | Private Placement [Member]
Restructuring Cost and Reserve [Line Items]
Non-redeemable Class A private placement and Class B common shares, basic and diluted									3,193,963
Basic and diluted net income per non-redeemable Class A and Class B common stock									$ 0.12
Numerator: net income allocable to non-redeemable Class A and Class B common stock									$ 392,255